As filed with the Securities and Exchange Commission on February 25, 1999

                                                       1933 Act File No. 2-90805

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-3

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20


                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                  Sun Life Assurance Company of Canada (U.S.)
                          (Name of Insurance Company)


One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on [date] pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(i)
       [X] on April 26, 1999 pursuant to paragraph (a)(i)
       [ ] 75 days after filing pursuant to paragraph (a)(ii)
       [ ] on [date] pursuant to paragraph (a)(ii) of rule 485.


       If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 25, filed with the SEC via EDGAR on February 25, 1999:

Cross-Reference Pages
Compass 2 Prospectus dated May 1, 1999
Compass 2 and 3 Statement of Additional Information dated May 1, 1999
Part C